RESTRICTED CASH, CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash (non-current)	$ 1,227	$ 1,505
Restricted cash (current)	761	0
Cash and cash equivalents	145,305	54,944	$ 61,741	$ 207,342
Total restricted cash, cash and cash equivalents	$ 147,293	$ 56,449